SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives

Mine equipment	Units-of-production over mineral reserves
Plant equipment	Units-of-production over mineral reserves
Other equipment and office equipment	Straight line over useful life
Vehicles	Straight line over useful life, typically 4 years
Computer hardware and software	Straight line over useful life, typically 3 years

Schedule of functional currencies of the Company's subsidiaries

Orla Mining Ltd.	Canadian dollars
Minerometalúrgica San Miguel S de RL de CV	Mexican pesos
Minera Camino Rojo SA de CV	Mexican pesos
Minera Cerro Quema SA	United States dollars
Monitor Gold Corporation	United States dollars